CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management impact on OCI (Details) $ in Millions	Dec. 31, 2017 USD ($)
10% strengthening in U.S. dollar | Canadian dollars
Capital and financial risk management
Strengthening in U.S dollar effect on OCI before taxes, gain (loss)	$ (5.6)
10% strengthening in U.S. dollar | Brazilian reais
Capital and financial risk management
Strengthening in U.S dollar effect on OCI before taxes, gain (loss)	(12.5)
10% strengthening in U.S. dollar | Russian roubles
Capital and financial risk management
Strengthening in U.S dollar effect on OCI before taxes, gain (loss)	(1.1)
10% weakening in U.S. dollar | Canadian dollars
Capital and financial risk management
Weakening in U.S dollar effect on OCI before taxes, gain (loss)	6.8
10% weakening in U.S. dollar | Brazilian reais
Capital and financial risk management
Weakening in U.S dollar effect on OCI before taxes, gain (loss)	15.6
10% weakening in U.S. dollar | Russian roubles
Capital and financial risk management
Weakening in U.S dollar effect on OCI before taxes, gain (loss)	$ 2.2